Note 15 - Subsequent Events (Unaudited) (Detail) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended				1 Months Ended
	Sep. 13, 2012	Dec. 10, 2009	Jul. 26, 2012	Jun. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 12, 2012	Dec. 16, 2010	Jun. 12, 2012 Quarterly [Member] Each Director [Member]	Jun. 12, 2012 Monthly [Member] SG Phoenix LLC [Member]	Jun. 12, 2012 Each Director [Member]	Jun. 12, 2012 SG Phoenix LLC [Member]	Jun. 29, 2012 Fifth Amendment to ARPA [Member]	Jun. 29, 2012 If Net Worth Falls Below $4,000 [Member]
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)							$ 137,000					$ 10,000	$ 150,000
Related Party Fees Paid (in Dollars)										2,500	12,500
Discount on Receivables Purchased		0.52%		0.52%										0.00%
Debt Instrument, Basis Spread on Variable Rate		11.50%						11.50%						10.00%	16.00%
Common Stock Offered in Firm Commitment Public Offering (in Dollars)			$ 10,000,000
Stockholders' Equity, Reverse Stock Split	1-for-400
Preferred Stock, Conversion Basis	Series A Preferred Stock (0.0327-to-1 basis); Series B Preferred Stock (0.0327-to-1 basis); Series C Preferred Stock (0.0481-to-1 basis) and Series D Preferred Stock (0.1543-to-1 basis)				conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively	the conversion rates into common stock for the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were approximately 0.0057, 0.0055, 0.0050 and 0.0625, respectively
Common Stock, Shares Authorized (in Shares)	15,000,000				1,350,000,000	1,350,000,000	1,350,000,000		1,350,000,000
Preferred Stock, Shares Authorized (in Shares)	5,000,000								150,000,000